Leases - Consolidated Statement of Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Depreciation charge of right-of-use assets	$ (3,348,000)	$ (3,203,000)	$ (4,577,000)
Financial expenses (Leases financial cost)	(847,000)	(446,000)	(605,000)
Expense relating to short-term leases (included in cost of services and selling, general and administrative expenses)	(771,000)	(865,000)	(412,000)
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in cost of services and selling, general and administrative expenses)	(351,000)	(326,000)	(300,000)
Expense relating to variable lease payments not included in lease liabilities (included in cost of services)	$ (762,000)	(1,855,000)	(1,330,000)
Percentage of increase in passenger traffic	10.00%
Approximate increase in total lease payments due to increase in passenger traffic across airports	$ 76,200	185,500	133,000
Land, building and improvements
Leases
Depreciation charge of right-of-use assets	(2,817,000)	(2,730,000)	(3,966,000)
Plant and production equipment
Leases
Depreciation charge of right-of-use assets	(219,000)	(198,000)	(179,000)
Vehicles, furniture and fixtures
Leases
Depreciation charge of right-of-use assets	$ (312,000)	$ (275,000)	$ (432,000)